Cover	Dec. 07, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2021
Entity File Number	001-39817
Entity Registrant Name	Seven Oaks Acquisition Corp.
Entity Central Index Key	0001828672
Entity Tax Identification Number	85-3316188
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	445 Park Avenue
Entity Address, Address Line Two	17th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	917
Local Phone Number	214-6371
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	SVOKU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	SVOK
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share [Member]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	SVOKW
Security Exchange Name	NASDAQ